As filed with the Securities and Exchange Commission on July 23, 2013
================================================================================
                                           1933 Act Registration No. 333-181507
                                            1940 Act Registration No. 811-22709


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
Pre-Effective Amendment No. 4                                                [X]
Post-Effective Amendment No. __                                              [ ]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
Amendment No. 4                                                              [X]

                       FIRST TRUST EXCHANGE-TRADED FUND V
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                       First Trust Exchange-Traded Fund V
                           First Trust Advisors L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603

      Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

      The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                   CONTENTS OF PRE-EFFECTIVE AMENDMENT NO. 4

      This Registration Statement comprises the following papers and contents:

      The Facing Sheet

      Part A of the Registrant's Pre-Effective Amendment No. 3 under the Securities Act of 1933 as it relates to First Trust Morningstar Managed Futures Strategy Fund, filed on July 18, 2013, is incorporated by reference herein.

      Part B of the Registrant's Pre-Effective Amendment No. 3 under the Securities Act of 1933 as it relates to First Trust Morningstar Managed Futures Strategy Fund, filed on July 18, 2013, is incorporated by reference herein.

         Part C - Other Information

         Signatures

         Index to Exhibits

         Exhibits

                       First Trust Exchange-Traded Fund V
                           PART C - OTHER INFORMATION


ITEM 28.     EXHIBITS


EXHIBIT NO.  DESCRIPTION

      (a)    Declaration of Trust of the Registrant. (1)

      (b)    By-Laws of the Registrant. (1)

      (c)    (1) Establishment and Designation of Series dated May 16, 2012. (1)

             (2) Amended and Restated Establishment and Designation of Series dated April 30, 2013. (2)

      (d)    Investment Management Agreement. (4)

      (e)    Distribution Agreement. (4)

      (f)    Not Applicable.

      (g) Form of Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. (4)

      (h) (1) Form of Administrative Agency Agreement between the Registrant and Brown Brothers Harriman & Co. (4)

             (2) Subscription Agreement. (4)

             (3) Form of Participant Agreement. (4)

      (i) (1) Opinion and Consent of Bingham McCutchen LLP dated June 11, 2013. (2)

             (2) Opinion and Consent of Chapman and Cutler LLP dated June 11, 2013. (2)

      (j)    Consent of Independent Registered Public Accounting Firm. (3)

      (k)    Not Applicable.

      (l)    Not Applicable.

      (m)    12b-1 Service Plan. (4)

      (n)    Not Applicable.

      (o)    Not Applicable.

      (p) (1) First Trust Advisors L.P., First Trust Portfolios L.P. Code of Ethics, amended on December 31, 2008. (2)

             (2) First Trust Funds Code of Ethics, amended on March 22, 2010.
             (2)

      (q) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith and Nielson authorizing James A. Bowen, Mark R. Bradley, W. Scott Jardine, Kristi A. Maher and Eric F. Fess to execute the Registration Statement. (2)

__________________

(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-181507) filed on May 18, 2012.

(2) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-181507) filed on June 12, 2013.

(3) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-181507) filed on July 18, 2013.

(4)   Filed herewith.


ITEM 29.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not Applicable.


ITEM 30.     INDEMNIFICATION

      Section 9.5 of the Registrant's Declaration of Trust provides as follows:

      Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

      No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

      The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

      Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

      To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

      As used in this Section 9.5, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.


ITEM 31.     BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

      First Trust Advisors L.P. ("First Trust"), investment adviser to the Registrant, serves as adviser or subadviser to 16 mutual funds, 76 exchange-traded funds and 13 closed-end funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

      The principal business of certain of First Trust's principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"). FTP's principal address is 120 East Liberty Drive, Wheaton, Illinois 60187.

      Information as to other business, profession, vocation or employment during the past two years of the officers and directors of First Trust is as follows:

NAME AND POSITION WITH FIRST TRUST                         EMPLOYMENT DURING PAST TWO YEARS

James A. Bowen, Chief Executive Officer                    Chief Executive Officer, FTP; Chairman of the Board of
                                                           Directors, BondWave LLC and Stonebridge Advisors LLC




NAME AND POSITION WITH FIRST TRUST                         EMPLOYMENT DURING PAST TWO YEARS

Ronald D. McAlister, Managing Director                     Managing Director, FTP

Mark R. Bradley, Chief Financial Officer/Chief             Chief Financial Officer and Chief Operating Officer,
Operating Officer                                          FTP; Chief Financial Officer, BondWave LLC and Stonebridge Advisors LLC

Robert F. Carey, Chief Market Strategist and               Senior Vice President, FTP
Senior Vice President

W. Scott Jardine, General Counsel and Secretary            Secretary and General Counsel, FTP; Secretary of BondWave
                                                           LLC and Stonebridge Advisors LLC

Kristi A. Maher, Deputy General Counsel                    Deputy General Counsel, FTP

Erin Klassman, Assistant General Counsel                   Assistant General Counsel, FTP

John Vasko, Assistant General Counsel                      Assistant General Counsel, FTP

Amy Lum, Assistant General Counsel                         Assistant General Counsel, FTP

Lisa Weier, Assistant General Counsel                      Assistant General Counsel, FTP

Benjamin D. McCulloch                                      Associate Counsel, FTP

R. Scott Hall, Managing Director                           Managing Director, FTP

Andrew S. Roggensack, President                            Managing Director and President, FTP

Kathleen Brown, Senior Vice President and Chief            CCO and Senior Vice President, FTP
Compliance Officer

Elizabeth H. Bull, Senior Vice President                   Senior Vice President, FTP

Christopher L. Dixon, Senior Vice President                Senior Vice President, FTP

Jane Doyle, Senior Vice President                          Senior Vice President, FTP

James M. Dykas, Senior Vice President and Controller       Senior Vice President and Controller, FTP

Jon C. Erickson, Senior Vice President                     Senior Vice President, FTP

Ken Fincher, Senior Vice President                         Senior Vice President, FTP

Rosanne Gatta, Board Liaison Associate                     Board Liaison Associate, FTP

Kenneth N. Hass, Senior Vice President                     Senior Vice President, FTP




NAME AND POSITION WITH FIRST TRUST                         EMPLOYMENT DURING PAST TWO YEARS

Jason T. Henry, Senior Vice President                      Senior Vice President, FTP

Daniel J. Lindquist, Managing Director                     Managing Director (since July 2012); Senior Vice
                                                           President, FTP

David G. McGarel, Chief Investment Officer and             Managing Director (since July 2012); Senior Vice
Managing Director                                          President, FTP

Mitchell Mohr, Senior Vice President                       Senior Vice President, FTP

Robert M. Porcellino, Senior Vice President                Senior Vice President, FTP

Alan M. Rooney, Senior Vice President                      Senior Vice President, FTP

Roger F. Testin, Senior Vice President                     Senior Vice President, FTP

Stan Ueland, Senior Vice President                         Vice President, FTP

Christina Knierim, Senior Vice President                   Vice President, FTP

Brad Bradley, Vice President                               Vice President, FTP

Chris Fallow, Vice President                               Vice President, FTP

Todd Larson, Vice President                                Vice President, FTP

Ronda L. Saeli-Chiappe, Vice President                     Vice President, FTP

Katherine Urevig, Vice President                           Vice President, FTP

Katie D. Collins, Assistant Vice President                 Assistant Vice President, FTP

Kristen Johanneson, Assistant Vice President               Assistant Vice President, FTP

Coleen D. Lynch, Assistant Vice President                  Assistant Vice President, FTP

Omar Sepulveda, Assistant Vice President                   Assistant Vice President, FTP

John H. Sherren, Assistant Vice President                  Assistant Vice President, FTP

Brian Wesbury, Chief Economist                             Senior Vice President, FTP

Rob Stein, Senior Economist                                Vice President, FTP


ITEM 32.     PRINCIPAL UNDERWRITER

      (a) FTP serves as principal underwriter of the shares of the Registrant, First Trust Exchange-Traded Fund, First Trust Exchange-Traded AlphaDEX(R) Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded AlphaDEX(R)

Fund II, First Trust Series Fund and the First Defined Portfolio Fund LLC. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series, FT Series (formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate Trust, the First Trust of Insured Municipal Bonds, and the First Trust GNMA. The name of each director, officer and partner of FTP is provided below.

      (b) Positions and Offices with Underwriter.

NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

The Charger Corporation                   General Partner                     None

Grace Partners of DuPage L.P.             Limited Partner                     None

James A. Bowen                            Chief Executive Officer             Trustee and Chairman of the Board

Mark R. Bradley                           Chief Financial Officer/Chief       President and Chief Executive
                                          Operating Officer                   Officer

James M. Dykas                            Senior Vice President/Controller    Treasurer, Chief Financial Officer
                                                                              and Chief Accounting Officer

Frank L. Fichera                          Managing Director                   None

Russell J. Graham                         Managing Director                   None

R. Scott Hall                             Managing Director                   None

Daniel J. Lindquist                       Managing Director                   Vice President

Ronald D. McAlister                       Managing Director                   None

David G. McGarel                          Managing Director                   None

Richard A. Olson                          Managing Director                   None

Andrew S. Roggensack                      Managing Director/President         None

W. Scott Jardine                          Secretary and General Counsel       Secretary

Kristi A. Maher                           Deputy General Counsel              Chief Compliance Officer and
                                                                              Assistant Secretary

Erin Klassman                             Assistant General Counsel           Assistant Secretary

John Vasko                                Assistant General Counsel           None




NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Amy Lum                                   Assistant General Counsel           None

Lisa Weier                                Assistant General Counsel           None

Benjamin D. McCulloch                     Associate Counsel                   None

Dan Affeto                                Senior Vice President               None

Bob Bartel                                Senior Vice President               None

Kathleen Brown                            Senior Vice President; Chief        None
                                          Compliance Officer

Elizabeth H. Bull                         Senior Vice President               None

Robert F. Carey                           Senior Vice President               None

Patricia L. Costello                      Senior Vice President               None

Christopher L. Dixon                      Senior Vice President               None

Jane Doyle                                Senior Vice President               None

Jon C. Erickson                           Senior Vice President               None

Ken Fincher                               Senior Vice President               None

Rosanne Gatta                             Board Liaison Associate             Assistant Secretary

Kenneth N. Hass                           Senior Vice President               None

Jason T. Henry                            Senior Vice President               None

William Housey                            Senior Vice President               Portfolio Manager

Rich Jaeger                               Senior Vice President               None

Christian D. Jeppesen                     Senior Vice President               None

Christopher A. Lagioia                    Senior Vice President               None

Mark R. McHenney                          Senior Vice President               None

Mitchell Mohr                             Senior Vice President               None

Paul E. Nelson                            Senior Vice President               None

Steve R. Nelson                           Senior Vice President               None




NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Robert M. Porcellino                      Senior Vice President               None

Steven R. Ritter                          Senior Vice President               None

Alan Rooney                               Senior Vice President               None

Francine Russell                          Senior Vice President               None

Brad A. Shaffer                           Senior Vice President               None

Brian Sheehan                             Senior Vice President               None

Andrew C. Subramanian                     Senior Vice President               None

Mark P. Sullivan                          Senior Vice President               None

Roger F. Testin                           Senior Vice President               Vice President

Stanley Ueland                            Senior Vice President               Assistant Vice President

Gregory E. Wearsch                        Senior Vice President               None

Patrick Woelfel                           Senior Vice President               None

Jonathan Ackerhalt                        Vice President                      None

Lance Allen                               Vice President                      None

Jeff Ambrose                              Vice President                      None

Kyle Baker                                Vice President                      None

Carlos Barbosa                            Vice President                      None

Andrew Barnum                             Vice President                      None

Michael Bean                              Vice President                      None

Dan Blong                                 Vice President                      None

Bill Braasch                              Vice President                      None

Brad Bradley                              Vice President                      None

Cory Bringle                              Vice President                      None

Mike Britt                                Vice President                      None

Alex Brozyna                              Vice President                      None




NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Nathan S. Cassel                          Vice President                      None

Joshua Crosley                            Vice President                      None

Michael Dawson                            Vice President                      None

Michael Darr                              Vice President                      None

Daren J. Davis                            Vice President                      None

Michael DeBella                           Vice President                      None

Sean Degnan                               Vice President                      None

Joel D. Donley                            Vice President                      None

Brett Egner                               Vice President                      None

Stacy Eppen                               Vice President                      None

Chris Fallow                              Vice President                      Assistant Vice President

Peter Fasone                              Vice President                      Portfolio Manager

Ben Ferwerdo                              Vice President                      None

Scott D. Fries                            Vice President                      Portfolio Manager

Don Fuller                                Vice President                      None

Joann Godbout                             Vice President                      None

Matt D. Graham                            Vice President                      None

William M. Hannold                        Vice President                      None

Mary Jane Hansen                          Vice President                      None

Gaby Harman                               Vice President                      None

Ryan Issakainen                           Vice President                      None

Rich Jacquemart                           Vice President                      None

Rick Johnson                              Vice President                      None

Greg Keefer                               Vice President                      None

Tom Knickerbocker                         Vice President                      None




NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Christina Knierim                         Vice President                      None

Thomas E. Kotcher                         Vice President                      None

Todd Larson                               Vice President                      Portfolio Manager

Daniel Lavin                              Vice President                      None

Michael P. Leyden                         Vice President                      None

Keith L. Litavsky                         Vice President                      None

Eric Maisel                               Vice President                      Portfolio Manager

Grant Markgraf                            Vice President                      None

Stephanie L. Martin                       Vice President                      None

Marty McFadden                            Vice President                      None

Nate Memmott                              Vice President                      None

Sean Moriarty                             Vice President                      None

John O'Sullivan                           Vice President                      None

David Pagano                              Vice President                      None

Brian K. Penney                           Vice President                      None

Blair R. Peterson                         Vice President                      None

Jason Peterson                            Vice President                      None

Craig Pierce                              Vice President                      None

Marisa Prestigiacomo                      Vice President                      None

Craig Prichard                            Vice President                      None

David A. Rieger                           Vice President                      None

James Rowlette                            Vice President                      None

Ronda L. Saeli-Chiappe                    Vice President                      None

Jeffrey M. Samuel                         Vice President                      None

Debra K. Scherbring                       Vice President                      None




NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Nim Short                                 Vice President                      None

Edward J. Sistowicz                       Vice President                      None

Cal Smith                                 Vice President                      None

Eric Stoiber                              Vice President                      None

Terry Swagerty                            Vice President                      None

Brian Taylor                              Vice President                      None

Kerry Tazakine                            Vice President                      None

Timothy Trudo                             Vice President                      None

Bryan Ulmer                               Vice President                      None

Katherine Urevig                          Vice President                      None

Barbara E. Vinson                         Vice President                      None

Dan Waldron                               Vice President                      None

Lewin M. Williams                         Vice President                      None

Jeffrey S. Barnum                         Assistant Vice President            None

Toby A. Bohl                              Assistant Vice President            None

Steve Claiborne                           Assistant Vice President            None

Katie D. Collins                          Assistant Vice President            None

Ann Marie Giudice                         Assistant Vice President/Treasurer  None

Debbie Del Giudice                        Assistant Vice President            None

Ken Harrison                              Assistant Vice President            None

Anita K. Henderson                        Assistant Vice President            None

James V. Huber                            Assistant Vice President            None

Kristen Johanneson                        Assistant Vice President            None

Daniel C. Keller                          Assistant Vice President            None




NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Coleen D. Lynch                           Assistant Vice President            Assistant Vice President

Robert J. Madeja                          Assistant Vice President            None

David M. McCammond-Watts                  Assistant Vice President            None

Michelle Parker                           Assistant Vice President            None

Steve Schwarting                          Assistant Vice President            None

Omar Sepulveda                            Assistant Vice President            None

John H. Sherren                           Assistant Vice President            None

Lee Sussman                               Assistant Vice President            None

Christopher J. Thill                      Assistant Vice President            None

Dave Tweeten                              Assistant Vice President            None

Thomas G. Wisnowski                       Assistant Vice President            None

* All addresses are
120 East Liberty Drive,
Wheaton, Illinois 60187
unless otherwise noted.

      (c) Not Applicable.


ITEM 33.     LOCATION OF ACCOUNTS AND RECORDS

      First Trust, 120 East Liberty Drive, Wheaton, Illinois 60187, maintains the Registrant's organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.


ITEM 34.     MANAGEMENT SERVICES

         Not Applicable.


ITEM 35.     UNDERTAKINGS

         Not Applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Wheaton, and State of Illinois on the 23rd day of July, 2013.

                                          FIRST TRUST EXCHANGE-TRADED FUND V



                                          By: /s/ Mark R. Bradley
                                              ----------------------------------
                                              Mark R. Bradley, President and
                                              Chief Executive Officer



      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                               TITLE                                 DATE
                                        President and Chief Executive         July 23, 2013
/s/ Mark R. Bradley                     Officer
-------------------------------------
    Mark R. Bradley
                                        Treasurer, Chief Financial  Officer   July 23, 2013
/s/  James M. Dykas                     and Chief Accounting Officer
-------------------------------------
     James M. Dykas
                                                         )
James A. Bowen*                                  Trustee )
                                                         )
                                                         )
Richard E. Erickson*                             Trustee )
                                                         )
                                                         )                    BY: /s/ W. Scott Jardine
Thomas R. Kadlec*                                Trustee )                        ------------------------
                                                         )                            W. Scott Jardine
                                                         )                            Attorney-In-Fact
Robert F. Keith*                                 Trustee )                            July 23, 2013
                                                         )
                                                         )
Niel B. Nielson*                                 Trustee )
                                                         )


* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine, Mark R. Bradley, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, are incorporated by reference herein.

      This Registration Statement of First Trust Exchange-Traded Fund V, with respect only to information that specifically relates to FT Cayman Subsidiary, has been signed below by the following person in the capacity and on the date indicated.

                                          FT CAYMAN SUBSIDIARY



                                          By: /s/ James A. Bowen
                                              ----------------------------------
                                                  James A. Bowen, Trustee

                               INDEX TO EXHIBITS


(d)   Investment Management Agreement

(e)   Distribution Agreement

(g) Form of Custodian Agreement between the Registrant and Brown Brothers Harriman & Co.

(h) (1) Form of Administrative Agency Agreement between the Registrant and Brown Brothers Harriman & Co.

      (2) Subscription Agreement

      (3) Form of Participant Agreement

(m)   12b-1 Service Plan